Document And Entity Information	Jun. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2023
Entity Registrant Name	ONCORUS, INC.
Entity Central Index Key	0001671818
Entity Emerging Growth Company	true
Securities Act File Number	001-39575
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3779757
Entity Address, Address Line One	4 Corporate Drive
Entity Address, City or Town	Andover
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01810
City Area Code	(339)
Local Phone Number	240-3330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ONCR
Security Exchange Name	NASDAQ